Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Translation reserve	Other reserves	Retained earnings	Total equity
Equity attributable to owners of parent		€ 1,316.4	€ 26.2	€ 135.3	€ (14.9)	€ 1,199.5	€ 2,662.5
Equity attributable to owners, beginning balance at Dec. 31, 2024		1,316.4	26.2	135.3	(14.9)	1,199.5	2,662.5
Equity owners of the parent	€ 32.7					32.7	32.7
Profit for the period	32.7
Other comprehensive income for the period	(2.7)			(2.0)	(6.8)	6.1	(2.7)
Total comprehensive income for the period				(2.0)	(6.8)	38.8	30.0
Deferred hedging losses transferred to the carrying value of inventory					(4.4)		(4.4)
Comprehensive income	30.0
Dividends						(25.3)	(25.3)
Reduction of issued capital		(47.9)					(47.9)
Share based payment charge		0.0	3.6				3.6
Reclassification of awards for settlement of tax liabilities			(4.2)			0.0	(4.2)
Total transactions with owners, recognized directly in equity		(47.9)	(0.6)	0.0	0.0	(25.3)	(73.8)
Equity attributable to owners, ending balance at Mar. 31, 2025		1,268.5	25.6	133.3	(26.1)	1,213.0	2,614.3
Equity owners of the parent	32.7					32.7	32.7
Profit for the period	32.7
Other comprehensive income for the period	(2.7)			(2.0)	(6.8)	6.1	(2.7)
Equity owners of the parent				(2.0)	(6.8)	38.8	30.0
Comprehensive income	30.0
Dividends						(25.3)	(25.3)
Share based payment charge		0.0	3.6				3.6
Repurchase of ordinary shares		47.9					47.9
Reclassification of awards for settlement of tax liabilities			(4.2)			0.0	(4.2)
Total transactions with owners, recognized directly in equity		(47.9)	(0.6)	0.0	0.0	(25.3)	(73.8)
Equity attributable to owners of parent		1,268.5	25.6	133.3	(26.1)	1,213.0	2,614.3
Equity attributable to owners of parent	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity attributable to owners, beginning balance at Dec. 31, 2025	2,496.8	1,134.3	16.9	102.4	(12.9)	1,256.1	2,496.8
Equity owners of the parent	28.9					28.9	28.9
Profit for the period	28.9
Other comprehensive income for the period	11.6			0.8	8.9	1.9	11.6
Total comprehensive income for the period		0.0	0.0	0.8	8.9	30.8	40.5
Deferred hedging losses transferred to the carrying value of inventory					3.9		3.9
Comprehensive income	40.5
Dividends						(20.6)	(20.6)
Reduction of issued capital		(23.7)					(23.7)
Share based payment charge			1.6				1.6
Reclassification of awards for settlement of tax liabilities		0.0	(0.2)			0.0	(0.2)
Total transactions with owners, recognized directly in equity		(23.7)	1.4	0.0	0.0	(20.6)	(42.9)
Equity attributable to owners, ending balance at Mar. 31, 2026	2,498.3	1,110.6	18.3	103.2	(0.1)	1,266.3	2,498.3
Equity owners of the parent	28.9					28.9	28.9
Profit for the period	28.9
Other comprehensive income for the period	11.6			0.8	8.9	1.9	11.6
Equity owners of the parent		0.0	0.0	0.8	8.9	30.8	40.5
Comprehensive income	40.5
Dividends						(20.6)	(20.6)
Share based payment charge			1.6				1.6
Repurchase of ordinary shares		23.7					23.7
Reclassification of awards for settlement of tax liabilities		0.0	(0.2)			0.0	(0.2)
Total transactions with owners, recognized directly in equity		(23.7)	1.4	0.0	0.0	(20.6)	(42.9)
Equity attributable to owners of parent	€ 2,498.3	€ 1,110.6	€ 18.3	€ 103.2	€ (0.1)	€ 1,266.3	€ 2,498.3